Equity - Proposal for distribution of profits (Details) kr / shares in Units, kr in Millions	12 Months Ended
Dec. 31, 2020 SEK (kr) kr / shares
Equity
Profit at the disposal of the annual general meeting	kr 15,840
Proposed dividends	290
Remaining disposable funds to be carried forward	kr 15,550
Proposed dividends per share | kr / shares	kr 72.78